Asset Disposition And Asset Held For Sale (Loss from Discontinued Operations) (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	May 31, 2017	Aug. 31, 2019	Aug. 31, 2018
Disclosure Of Discontinued Operations [Line Items]
Proceeds on disposal, net of transaction costs		$ 0	$ 18
Shaw Tracking [Member]
Disclosure Of Discontinued Operations [Line Items]
Proceeds on disposal, net of transaction costs	$ 20		18
Net assets disposed			(22)
Gain (loss) before tax, discontinued operations			(4)
Income taxes			2
Gain (Loss) on divestiture, net of tax			$ (6)